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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                 811-7871

TD WATERHOUSE PLUS FUNDS, INC
(FORMERLY KNOWN AS NATIONAL INVESTORS CASH MANAGEMENT FUND, INC)
(Exact name of registrant as specified in charter)

100 Wall Street, New York, New York        10005
(Address of principal executive offices)         (Zip code)

George O. Martinez, President, TD Waterhouse Family of Funds, Inc.
100 Summer Street, Suite 1500, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:   212-806-3500

Date of fiscal year end:        October 31, 2004

Date of reporting period:     April 30, 2004

        Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

TD Waterhouse
Plus Funds, Inc.

Money Market Plus Portfolio

TD WATERHOUSE PLUS FUNDS, INC.
Board of Directors and Executive Officers

DIRECTORS

James F. Rittinger†	Theodore Rosen
Partner	Managing Director of Burnham
Satterlee Stephens	Securities, Inc. and Chairman
Burke & Burke LLP	of the Board of
Marathon Capital LLC

Richard W. Dalrymple	Peter B. M. Eby
Chief Operating Officer of	Corporate Director of
American Red Cross	George Weston Ltd.
(Long Island Chapter)

EXECUTIVE OFFICERS

George O. Martinez*	Christopher Salfi
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

* Affiliated Person of the Distributor
† Interested Director

TD WATERHOUSE ASSET MANAGEMENT, INC.
Board of Directors and Executive Officers

DIRECTORS

Frank J. Petrilli	Richard H. Neiman
Chairman, President,	Executive Vice President,
Chief Operating Officer	General Counsel and Secretary
and Chief Executive Officer

SENIOR OFFICERS

David A. Hartman	B. Kevin Sterns
Senior Vice President and	Executive Vice President,
Chief Investment Officer	Chief Financial Officer
and Treasurer

Michele R. Teichner
Senior Vice President
Compliance, Administration
and Operations

2

TD WATERHOUSE PLUS FUNDS, INC.
Service Providers

Investment Manager	Transfer Agent
TD Waterhouse Asset	National Investor Services Corp.
Management, Inc.	55 Water Street
100 Wall Street	New York, NY 10041
New York, NY 10005

Independent Auditors	Administrator &
Ernst & Young LLP	Shareholder Servicing
5 Times Square	TD Waterhouse Investor
New York, NY 10036	Services, Inc.
100 Wall Street
New York, NY 10005
Customer Service Department
1-800-934-4448

Custodian	Legal Counsel
The Bank of New York	Shearman & Sterling
2 Hanson Place	599 Lexington Avenue
Brooklyn, NY 11217	New York, NY 10022

Distributor	Independent Directors
Funds Distributor, Inc.	Counsel
100 Summer Street	Willkie Farr & Gallagher
Boston, MA 02110	787 Seventh Avenue
New York, NY 10019

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-934-4448, or by visiting the SEC’s website at http://www.sec.gov.

3

TD WATERHOUSE PLUS FUNDS, INC.

A Temporary Safe Haven

Dear Shareholder:

About a year ago, the Federal Reserve Open Market Committee (Federal Reserve) expressed concerns that inflation possibly could fall from an already low level to a deflationary environment and hinder the economic recovery. To counter that threat, it trimmed the target federal funds rate to 1.00%, the lowest level since July 1958.

It appears this move in monetary policy worked, as these fears have since dispersed as the economy continues to grow at a robust pace. Indeed, there is now evidence of rising inflation, although from a muted level, giving the Federal Reserve reason to consider moving in the other direction and begin increasing interest rates sooner than previously expected. The prospect that interest rates may be headed higher has unsettled stock and bond markets. Money market funds can be considered a temporary safe haven in periods of rising interest rates, providing protection of principal and higher yields as rates increase.

The current situation in Iraq and the November presidential election have also contributed to the uncertainty in the market. As we've noted before, uncertainty sparked by unexpected economic, financial or geopolitical events will eventually diminish. In the meantime, we believe it's important that investors generally remain well-positioned for the market's bounce back. TD Waterhouse money market funds may be well-suited for the cash component in your portfolio.

On behalf of all of us at TD Waterhouse, I would like to convey our appreciation for your faith in our commitment to help you manage your money successfully.

TD Waterhouse strives to offer you the very best mix of choice, convenience and value. Thank you for your continued business.

Frank J. Petrilli
President and Chief Executive Officer
TD Waterhouse USA
May 25, 2004

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. For a prospectus containing this and other information about the Fund, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

4

TD WATERHOUSE PLUS FUNDS, INC.

Commentary

Market Review

After nearly a year of holding interest rates at a 45-year low to energize the economy and ward off deflation, the Federal Reserve Open Market Committee (Federal Reserve) appears poised for a shift in monetary policy. With the economy firing on all cylinders now that the labor market has decidedly improved, the central bank has turned its attention to inflation as the next potential economic threat.

As a result, financial markets have become unsettled of late, as investors grapple with the prospect that the Federal Reserve may begin raising interest rates sooner than previously thought to keep inflation in check.

The Federal Reserve may have good reason to be on guard. Real GDP (gross domestic product) grew in the third quarter of 2003 by an unsustainable level of 8.2%, the fastest pace since 1984. That was followed by a solid 4.1% gain in the fourth quarter. Although the 4.2% rise in the first quarter of 2004 was shy of the 5.0% forecast, growth was nonetheless robust.

Consumer spending, buoyed by historically low interest rates and tax cuts, has been a big driver of the economic expansion, as demonstrated by retail sales in the first quarter of this year. Retail sales jumped 1.8% in March, beating forecasts for a 0.7% increase. At the same time, January and February numbers were revised upward, so that sales grew at an annualized rate of 9.4% in the three-month period.

The positive outlook is supported by continuing strength in the manufacturing sector, as well. Manufacturing extended its growth streak to 12 months in April, as the Institute of Supply Management Index held near a 20-year high.

Meanwhile, the labor market has pulled out of its long slump. Not only did the economy produce a greater-than-expected 288,000 jobs in April, the tallies for February and March were revised higher. The March number increased to 337,000 from 308,000, while February's jumped to 83,000 from 46,000. In total, 867,000 new positions have been created so far this year.

With the steady growth, inflation has begun to stir. The Consumer Price Index rose 0.5% in March, more than the expected 0.3%, after climbing 0.2% in each of the two previous months. Another measure of inflation - and preferred by Federal Reserve Chairman Alan Greenspan - is the GDP deflator for core personal consumption expenditures (PCE). It edged up an annualized 2.0% in the first quarter of 2004, the biggest rise since the third quarter of 2002. This may not be a dramatic acceleration from the 1.2% rise in the fourth quarter of 2003, but along with strong economic growth, it has caught the attention of the Federal Reserve.

5

These readings could be a sign that we have seen the lows in inflation and that it may creep up over the course of the year, quashing any lingering fears about deflation. Just how quickly inflation rises will depend in part on whether increased production needs are met through additional job growth or further productivity gains. A potential slowing of consumer spending due to rising interest rates, high energy prices and the end of the tax stimulus could also have an effect on the inflation rate.

So far, the Federal Reserve has expressed no sense of urgency, keeping rates unchanged at its May policy meeting. However, it signalled that rate increases are coming, though the moves are likely to be small and gradual. Much will depend on future data, particularly the monthly employment reports.

In the meantime, the prospect of rising rates has caused volatility in stock and bond markets. Corporate earnings growth was better than expected in the first quarter of 2004 and forecasts call for robust profits in the second quarter, as well. But investors question whether companies will be able to continue to deliver should rates move higher. Bonds have come under similar pressure, as yields have risen sharply in a matter of weeks, driving bond prices lower.

Geopolitical tensions in the Middle East and the November presidential election also overhang the markets.

As always, we thank you for your business. We look forward to helping you manage your money successfully. If you have any questions, please call us at 1-800-943-4448.

David A. Hartman
Senior Vice President and
Chief Investment Officer
TD Waterhouse Asset Management, Inc.

May 25, 2004

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. For a prospectus containing this and other information about the Fund, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

Distributor: Funds Distributor, Inc.

6

TABLE OF CONTENTS

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	14

Schedule of Investments	18

Notes to Schedule of Investments	23

Directors and Officers Information	24

7

Statement of Assets and Liabilities
April 30, 2004
(Unaudited)

Money Market
Plus Portfolio

ASSETS
Investments in securities, at value (including
repurchase agreement of $37,787,000) (Note 2)	$353,796,955
Receivable for capital shares sold	777,143
Interest receivable	588,485
Prepaid expenses	80,485

TOTAL ASSETS	355,243,068

LIABILITIES
Payable for capital shares redeemed	1,337,606
Payable to custodian	523,174
Payable to Investment Manager and its affiliates (Note 3)	96,608
Accrued expenses	21,453
Dividends payable to shareholders	6,947

TOTAL LIABILITIES	1,985,788

NET ASSETS	$353,257,280

Net assets consist of:
Paid-in-capital	$353,275,370
Accumulated net realized losses from security transactions	(18,090)

Net assets, at value	$353,257,280

Shares outstanding ($.0001 par value common stock,
20 billion shares authorized)	353,275,370

Net asset value, redemption price and offering price
per share (Note 2)	$1.00

Please see accompanying notes to financial statements.

8

Statement of Operations
For the Six Months Ended April 30, 2004
(Unaudited)

Money Market
Plus Portfolio

INVESTMENT INCOME
Interest income	$2,206,664

Expenses
Investment management fees (Note 3)	654,718
Administration fees (Note 3)	187,061
Shareholder servicing fees (Note 3)	93,531
Transfer agent fees (Note 3)	93,531
Directors' fees (Note 4)	20,732
Professional fees	38,572
Registration fees	36,170
Shareholder reports and mailing	22,553
Custody fees	19,570
Other expenses	6,414

TOTAL EXPENSES	1,172,852

Fees waived by the Investment Manager
and its affiliates (Note 3)	(331,070)

NET EXPENSES	841,782

NET INVESTMENT INCOME	1,364,882

NET REALIZED LOSSES FROM
SECURITY TRANSACTIONS	(18,396)

NET INCREASE IN NET ASSETS
FROM OPERATIONS	$1,346,486

Please see accompanying notes to financial statements.

9

Statements of Changes in Net Assets

	Money Market Plus Portfolio

	Six Months Ended April 30, 2004 (Unaudited)	Period Ended October 31, 2003*	Year Ended April 30, 2003

OPERATIONS:
Net investment income	$1,364,882	$1,278,067	$1,679,441
Net realized gains (losses) from security transactions	(18,396)	(28)	11,291

Net increase in net assets from operations	1,346,486	1,278,039	1,690,732

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,364,882)	(1,278,067)	(1,679,441)
From net realized gains on security transactions	—	—	(11,072)

Total dividends and distributions to shareholders	(1,364,882)	(1,278,067)	(1,690,513)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Proceeds from shares sold	282,501,566	428,429,304	361,111,332
Shares issued in reinvestment of dividends	1,366,045	1,276,145	1,686,543
Payments for shares redeemed	(341,437,667)	(237,946,502)	(193,764,587)

Net increase (decrease) in net assets from capital share transactions	(57,570,056)	191,758,947	169,033,288

Total Increase (Decrease) In Net Assets	(57,588,452)	191,758,919	169,033,507

NET ASSETS:
Beginning of period	410,845,732	219,086,813	50,053,306

End of period	$353,257,280	$410,845,732	$219,086,813

*	For the six-month period ended October 31, 2003. The Portfolio changed its fiscal year end from April 30 to October 31.

Please see accompanying notes to financial statements.

10	11

Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	Money Market Plus Portfolio

	Six Months Ended		Period Ended		Year Ended		Period Ended
	April 30, 2004		October 31,		April 30,		April 30,
	(Unaudited)		2003*		2003		2002**

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000

Net investment income	0.004		0.004		0.013		0.001

Dividends from net investment income	(0.004)		(0.004)		(0.013)		(0.001)
Distributions from realized gains on investment transactions	—		—		(0.000)	***	—

Net asset value, end of period	$1.000		$1.000		$1.000		1.000

RATIOS:
Ratio of expenses to average net assets	0.45%	(A)	0.44%	(A)	0.44%		0.45%	(A)
Ratio of net investment income to average net assets	0.73%	(A)	0.77%	(A)	1.27%		1.56%	(A)
Decrease reflected in above expense ratio due to waiver/reimbursements
by the Investment Manager and its affiliates (Note 3)	0.18%	(A)	0.17%	(A)	0.18%		0.34%	(A)

SUPPLEMENTAL DATA:
Total investment return (B)	0.36%		0.78%	(A)	1.35%		1.53%	(A)

Net assets, end of period	$353,257,280		$410,845,732		$219,086,813		$50,053,306

Average net assets	$375,810,246		$331,275,366		$132,010,681		$50,002,109

*	For the six-month period ended October 31, 2003. The Portfolio changed its fiscal year end from April 30 to October 31.

**	The Portfolio commenced operations on April 4, 2002.

***	Amount represents less than $0.001 per share.

(A)	Annualized.

(B)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

12	13

TD WATERHOUSE PLUS FUNDS, INC.
Notes to Financial Statements — April 30, 2004
(UNAUDITED)

Note 1 — Organization

TD Waterhouse Plus Funds, Inc. (the “Fund”) was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Money Market Plus Portfolio (the “Portfolio”) is diversified within the meaning of the Act. The Portfolio commenced operations on April 4, 2002. The investment objective of the Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share. The Portfolio has the flexibility to invest in a broad range of high quality money market securities.

Note 2 — Significant Accounting Policies

The following is a summary of the Portfolio’s significant accounting policies:

Use of Estimates — The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Securities Valuation — The Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2004, the cost of investments of the Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Computation of Net Asset Value — It is the Portfolio’s policy to maintain a continuous net asset value of $1.00 per share. The Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Repurchase Agreements — The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Waterhouse Asset Management, Inc. (the Portfolio’s “Investment Manager”), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio’s custodian and, pursuant to the

14

TD WATERHOUSE PLUS FUNDS, INC.
Notes to Financial Statements — April 30, 2004
(UNAUDITED)

terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned. Under the terms of the custody agreement, the Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

There is a written agreement by the Investment Manager and certain of its affiliates to reduce expenses of the Portfolio (through paying certain expenses and/or waiving fees) through October 31, 2004 and for successive fiscal years unless terminated as of the end of a fiscal year, so that the Portfolio’s total operating expenses will not exceed 0.45% on an annual basis during each fiscal year. The investment manager and its affliates may voluntarily agree to further reduce expenses to 0.35% on an annual basis. Unless stated otherwise, any voluntary expense reductions or fee waivers may be changed or eliminated at any time without prior notice.

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to the Portfolio, the Portfolio pays the Investment Manager an annual investment management fee, on a graduated

15

TD WATERHOUSE PLUS FUNDS, INC.
Notes to Financial Statements — April 30, 2004
(UNAUDITED)

basis, equal to 0.35 of 1% of the first $1 billion of average daily net assets, 0.34 of 1% of the next $1 billion, and 0.33 of 1% of average daily net assets over $2 billion. For the six-months ended April 30, 2004, the Investment Manager voluntarily waived $50,478 of its investment management fees for the Portfolio.

TD Waterhouse Investor Services, Inc. (“TD Waterhouse”), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Portfolio. For the administrative services rendered to the Portfolio, the Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.10 of 1% of the Portfolio’s average daily net assets. For the six-months ended April 30, 2004, TD Waterhouse voluntarily waived $187,061 of its administrative fees for the Portfolio.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Portfolio. The shareholder service plan adopted by the Fund provides that the Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the “Transfer Agent”), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency related services. For such services, the Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets. For the six-months ended April 30, 2004, the Transfer Agent voluntarily waived $93,531 of its transfer agency and dividend disbursing agency fees for the Portfolio.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the “Fund Complex” (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc.), receives, in the aggregate:

1.	a base annual retainer of $15,000, payable quarterly,
2.	a supplemental annual retainer of $6,000, payable quarterly, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and
3.	an additional supplemental annual retainer of $2,500, payable quarterly, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and
4.	a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the investment companies and their series, including the Portfolio.

16

TD WATERHOUSE PLUS FUNDS, INC.
Notes to Financial Statements — April 30, 2004
(UNAUDITED)

Note 5 — Federal Income Taxes

It is the Portfolio’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2003, April 30, 2003 and April 30, 2002 were all ordinary income. The tax character of distributions to be paid for the year ending October 31, 2004 will be determined at the end of the current fiscal year.

As of October 31, 2003, the components of Distributable Earnings on a tax basis were as follows:

	Undistributed	Capital Loss	Other Temporary
	Ordinary Income	Carryforwards	Differences

Money Market
Plus Portfolio	$8,444	$(28)	$(8,110)

During the period ended October 31, 2003, as a result of permanent book to tax differences, primarily due to the reclassification of distributions, the Portfolio increased accumulated net realized gains from securities transactions and decreased undistributed net investment income by $334.

17

TD WATERHOUSE PLUS FUNDS, INC.
Money Market Plus Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—9.0%
$2,000,000	Belford U.S. Capital Co., LLC, 1.10%, due 5/13/04
	(Notes A, C)	1.10	$2,000,000
5,000,000	CORSAIR Trust I-1009, 1.18%, due 6/1/04
	(Credit: General Electric Capital Corp.;
	JPMorgan Chase Bank) (Notes A, D)	1.18	5,000,000
6,685,000	LEAFs, LLC, 1.11%, due 5/20/04 (Credit: AIG)
	(Notes A, C)	1.11	6,685,000
8,000,000	Metropolitan Life Global Funding I, 1.14%,
	due 5/28/04 (Notes A, C)	1.10	8,000,000
10,000,000	RACERS Trust Ser. 2004-6-MM, 1.10%, due 5/24/04
	(GTY: Lehman Bros. Holdings Inc.) (Notes A, C)	1.10	10,000,000

			31,685,000

	BROKER/DEALER OBLIGATIONS—11.3%
13,000,000	Goldman Sachs Group, Inc., 1.26%, due 6/15/04
	(Notes A, C)	1.08	13,000,000
12,000,000	Merrill Lynch & Co., Inc., 1.22%, due 5/11/04 (Note A)	1.06	12,007,945
15,000,000	Morgan Stanley, 1.09%, due 5/4/04 (Note A)	1.09	15,000,000

			40,007,945

	FINANCE & INSURANCE OBLIGATIONS—0.6%
2,300,000	Kokomo Grain Co., Inc., Ser. 2002-A, 1.15%
	(Notes B, C)	1.15	2,300,000

	LOAN PARTICIPATIONS—7.1%
9,000,000	Cos-Mar Co., 1.12%, due 5/25/04
	(GTY: General Electric Co.) (Notes A, D)	1.12	9,000,000
12,000,000	Luddite Associates, 1.19%, due 5/10/04
	(GTY: Prudential Insurance Co. of America) (Note D)	1.19	12,000,000
4,000,000	Perseverance LP, 1.19%, 5/10/04
	(GTY: Prudential Insurance Co. of America) (Note D)	1.19	4,000,000

			25,000,000

	TOTAL CORPORATE OBLIGATIONS—28.0%		98,992,945

18

TD WATERHOUSE PLUS FUNDS, INC.
Money Market Plus Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—5.1%
$5,000,000	Bank of New York Co., Inc., 1.10%, due 6/11/04
	(Note A)	1.10	$5,000,000
8,000,000	Royal Bank of Canada, 1.08%, due 5/10/04 (Note A)	1.08	8,000,000
5,000,000	Westpac Banking Corp. NY, 1.10%, due 6/11/04 (Note A)	1.10	5,000,000

			18,000,000

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—4.2%
5,000,000	Canadian Imperial Bank of Commerce, 1.15%,
	due 5/17/04 (Note A)	1.15	5,000,000
10,000,000	Svenska Handelsbanken AB, 1.25%, due 12/31/04	1.25	10,000,000

			15,000,000

	DOMESTIC BANK SUPPORTED OBLIGATIONS—19.9%
2,075,000	ACF Parking Ltd., Adj. Rate Secs., Ser. 2002,
	1.12% (LOC: Fifth Third Bank) (Note B)	1.10	2,075,000
2,000,000	ASC Manufacturing, Ltd. Adj. Rate Secs.,
	Ser. 2003, 1.13% (LOC: Fifth Third Bank) (Note B)	1.11	2,000,000
1,240,000	Butler Cty. Surgical Properties, LLC, Adj. Rate Secs.
	Ser. 1999, 1.12% (LOC: Fifth Third Bank) (Note B)	1.11	1,240,000
500,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for
	Archbishop Moeller H.S., Adj. Rate Secs.,
	Ser. 2003, 1.12% (LOC: Fifth Third Bank) (Note B)	1.10	500,000
1,900,000	DBH Associates - Ohio LP Adj. Secs., Ser. 2002,
	1.12% (LOC: Fifth Third Bank) (Note B)	1.11	1,900,000
650,000	Dominican Sisters, St. Mary's of The Springs,
	Ser. 2000, 1.12% (LOC: Fifth Third Bank) (Note B)	1.10	650,000
1,500,000	EXAL Corp., Adj. Rate Secs., Ser. 2003, 1.12%,
	due 5/6/04 (LOC: Fifth Third Bank) (Note B)	1.11	1,500,000
4,000,000	Galloway Co., Ser. 2003, 1.24%
	(LOC: Bank One, N.A.) (Note B)	1.22	4,000,000
1,445,000	General Secretariat of the OAS, Ser. A, 1.12%
	(LOC: Bank of America, N.A.) (Note B)	1.10	1,445,000
2,000,000	Kern Water Auth., Ser. 2003B, 1.15%
	(LOC: Wells Fargo Bank, N.A.) (Note B)	1.13	2,000,000
1,000,000	Lauren Co., LLC, Ser. 2003, 1.15%
	(LOC: Wells Fargo Bank, N.A.) (Note B)	1.13	1,000,000
15,000,000	LP Pinewood SPV, LLC, Incremental Ser. 2003,
	1.10% (LOC: Wachovia Bank, N.A.) (Note B)	1.10	15,000,000
4,000,000	M&M Drying, Ltd., Minerva Real Estate, LLC, Ser. 2003,
	1.15% (LOC: Bank One, N.A.) (Note B)	1.13	4,000,000
2,000,000	New Lexington Clinic, P.S.C. Adj. Rate Secs.,
	Ser. 2003, 1.12%, due 5/6/04 (LOC: Fifth Third Bank)
	(Note B)	1.11	2,000,000

19

TD WATERHOUSE PLUS FUNDS, INC.
Money Market Plus Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$4,017,000	New Plaza Management, LLC, Ser. 2003, 1.15%
	(LOC: U.S. Bank, N.A.) (Note B)	1.13	$4,017,000
3,850,000	Quadra, Inc. and S.L.J.B., LLC, Ser. 2003,
	1.15% (LOC: Bank One, N.A.) (Note B)	1.13	3,850,000
1,500,000	R.M.D. Corp. Adj. Rate Secs., Ser. 2003, 1.12%
	(LOC: Fifth Third Bank) (Note B)	1.10	1,500,000
2,000,000	Royce G. Pulliam M & A, LLC Adj. Rate Secs.,
	Ser. 2003, 1.12% (LOC: Fifth Third Bank) (Note B)	1.10	2,000,000
1,400,000	Savannah College of Art & Design, Inc., Ser. 2004,
	1.10%, 5/7/04 (LOC: Bank of America, N.A.) (Note B)	1.09	1,400,000
3,000,000	Skeletal Properties, LLC and Tri-State Orthopaedic
	Surgeons Inc., Adj. Rate Secs., Ser. 2003,
	1.12%, due 5/7/04 (LOC: Fifth Third Bank) (Note B)	1.12	3,000,000
1,100,000	Sound Class Assets, LLC, Ser. 2003A, 1.16%
	(LOC: Bank of America, N.A.) (Note B)	1.14	1,100,000
1,500,000	South Central Communications Corp., Adj. Rate
	Secs., Ser. 2003, 1.07% (LOC: Fifth Third Bank)
	(Note B)	1.06	1,500,000
2,400,000	The Garlands of Barrington Lenders Inc.,
	Ser. 2002B, 1.12% (LOC: Bank One, N.A.) (Note B)	1.10	2,400,000
3,695,000	The Scranton Times, LP, Var. Rate Term Notes,
	Ser. 1997, 1.15% (LOC: PNC Bank, N.A.) (Note B)	1.15	3,695,000
700,000	Wagner Moving & Storage, Inc. Adj. Rate Secs.,
	Ser. 2002, 1.12%, due 5/7/04
	(LOC: Fifth Third Bank) (Note B)	1.11	700,000
6,000,000	Wisconsin Heart Hosp. LLC, Rev. Bonds, Ser. 2003,
	1.10% (LOC: Bank One, N.A.) (Note B)	1.08	6,000,000

			70,472,000

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—4.2%
5,000,000	Deutsche Bank AG, 1.37%, due 8/5/04	1.25	5,001,576
10,000,000	Societe Generale, 1.42%, due 8/31/04	1.25	10,005,646

			15,007,222

	FOREIGN BANK SUPPORTED OBLIGATIONS—7.5%
5,000,000	BBVA Bancomer S.A., Grand Cayman Branch,
	due 7/12/04 (LOC: ING Bank, N.A.)	1.22	4,987,900
3,000,000	Brooksby Village, Inc., Ser. 2002, 1.15%
	(LOC: LaSalle Bank, N.A.) (Note B)	1.13	3,000,000
5,000,000	HBOS Treasury Services PLC, 1.08%, due 5/4/04
	(GTY: Bank of Scotland) (Note A)	1.08	5,000,000
5,000,000	HBOS Treasury Services PLC, 1.14%, due 5/20/04
	(GTY: Bank of Scotland) (Note A)	1.14	5,000,000

20

TD WATERHOUSE PLUS FUNDS, INC.
Money Market Plus Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

$8,500,000	HBOS Treasury Services PLC, 1.10%, due 6/24/04
	(GTY: Bank of Scotland) (Note A)	1.10	$8,500,000

			26,487,900

	TOTAL BANK OBLIGATIONS—40.9%		144,967,122

	TAXABLE MUNICIPAL OBLIGATIONS
3,000,000	Brooks Cty. Dev. Auth. IDB (Landboard, Inc. Proj.)
	Ser. 2003, 1.10% (LOC: Bank of America, N.A.) (Note B)	1.10	3,000,000
10,000,000	California RAWS, Ser. 2003B, 2.00%, due 6/16/04
	(Credit: Merrill Lynch & Co., Inc.; Lehman Bros., Inc.;
	Societe Generale)	1.10	10,011,209
1,800,000	California Infrastructure & Econ. Dev. Bank, IDRB,
	Ser. 2003B (Surtec, Inc. Proj.), 1.25%
	(LOC: Comerica Bank, N.A.) (Note B)	1.23	1,800,000
895,000	Florida HFC Housing Rev. Bonds Ser. 1999 G-2
	(Valencia Villiage Apts.) 1.20% (Credit: FNMA)
	(Note B)	1.18	895,000
1,050,000	Florida HFC Housing Rev. Bonds Ser. 2000 E-2
	(Waterford Pointe Apts.), 1.20% (Credit: Fannie Mae)
	(Note B)	1.18	1,050,000
900,000	Greenville (S.C.) Memorial Auditorium Dist. Pub.
	Facs. Corp., COP (Bi-Lo Center Proj.) Ser. 1998C,
	1.20% (LOC: Bank of America, N.A.) (Note B)	1.18	900,000
4,255,000	Illinois DFA, IDRB (MZG Assoc. LLC Proj.),
	Ser. 2000, 1.30% (LOC: FHLB) (Note B)	1.28	4,255,000
1,120,000	Illinois Student Asst. Comm., Student Loan Rev. Bonds,
	Ser. 1998B, 1.08% (Credit: Bank of America, N.A.;
	MBIA) (Note B)	1.07	1,120,000
9,000,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev.
	Bonds, Ser. 2003B, 1.13% (Credit: FGIC;
	Bank of America, N.A.) (Note B)	1.11	9,000,000
500,000	Maryland HEFA, Rev. Bonds
	(Charlestown Community Issue), Ser. 1998B, 1.10%
	(LOC: Wachovia Bank, N.A) (Note B)	1.10	500,000
11,250,000	San Jose, CA Redev. Agency Merged Area Redev.
	Proj. Rev. Bonds, Ser. 2003 A, 1.09%
	(LOC: JPMorgan Chase Bank) (Note B)	1.07	11,250,000

	TOTAL TAXABLE MUNICIPAL OBLIGATIONS—12.3%		43,781,209

21

TD WATERHOUSE PLUS FUNDS, INC.
Money Market Plus Portfolio • Schedule of Investments
April 30, 2004
(UNAUDITED)

PRINCIPAL		ANNUALIZED
AMOUNT		YIELD (%)	VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS
$8,355,800	Fannie Mae Mortgage-Backed Discount Notes,
	due 10/1/04	1.33	$8,309,101
5,000,000	Fannie Mae Mortgage-Backed Discount Notes,
	due 12/1/04	1.38	4,959,578
15,000,000	Fannie Mae Notes, 1.55%, due 5/4/05 (Note E)	1.55	15,000,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS—8.0%		28,268,679

	REPURCHASE AGREEMENT—10.7%
37,787,000	ABN-Amro Bank, N.V., N.Y.
	• 1.03%, dated 4/30/043, due 5/3/04 in the amount of $37,790,243
	• fully collateralized by U.S. Government obligations, coupon 6.00%, maturity 2/1/34, value $38,542,741	1.03	37,787,000

	TOTAL INVESTMENTS (cost $353,796,955)—100.2%		353,796,955
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.2)%		(539,675)

	NET ASSETS—100.0%		$353,257,280

Please see accompanying notes to financial statements.

22

TD WATERHOUSE PLUS FUNDS, INC.

Notes to Schedule of Investments
April 30, 2004
(UNAUDITED)

(A)	Variable rate securities. The rates shown are the current rates on April 30, 2004. Dates shown represent the next interest reset date.
(B)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.
(C)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities amounted to $41,985,000 or 11.9% of net assets.

(D)
This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2004, the value of these securities amounted to $30,000,000 representing 8.5% of net assets.

(E)	Security may be called at issuer’s option prior to listed maturity date.

Description of Abbreviations

AIG	American International	HFC	Housing Finance
	Group		Corporation
COP	Certificate of Participation	IDB	Industrial Development
DFA	Development Finance		Board
	Authority	IDRB	Industrial Development
FGIC	Financial Guaranty		Revenue Bond
	Insurance Company	LOC	Letter of Credit
FHLB	Federal Home Loan Bank	MBIA	Municipal Bond Investors
FNMA	Federal National Mortgage		Assurance Insurance
	Association		Corporation
GTY	Guarantee	RAWS	Revenue Anticipation
HEFA	Health & Education		Warrants
Facilities Authority

23

Directors and Officers Information (Unaudited)
The following table contains information regarding the Fund’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Fund is referred to as an “Interested Director.” “Fund Complex” includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE	Director	Since 9/8/99	Chief Operating Officer of American Red Cross (Long Island Chapter) since 2003; Chief Operating Officer of National Center for Disability Services from 2001 through 2003; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002.	12	None
American Red Cross 195 Willis Avenue Mineola, NY 11501-2623

Age 61

PETER B.M. EBY	Director	Since 6/6/02	Vice Chairman and Director of Nesbitt Burns, Inc. until October 1998.	12	Director of Leon’s Furniture Limited since May 1977; Director of Westfair Foods Limited since May 1999; Director of Sixty Split Corp. since March 2001; Director of George Weston Limited since May 2002.
6 Corrigan Close Toronto, Ontario Canada, M4N 3U6

Age 66

THEODORE ROSEN	Director	Since 2/26/98	From December 1995 through February 1998, a Director of TD Waterhouse Family of Funds, Inc.; since 1993, a Managing Director of Burnham Securities, Inc.; currently Chairman of Marathon Capital LLC, a merchant banking firm; was founder and Chairman of the Board of U.S. Energy Systems, Inc.; from 1991 to 1993, Senior Vice President at Oppenheimer & Co., and from 1989 to 1991 was a Vice President-Sales at Smith Barney; prior to 1989, held senior management positions with other firms including Morgan Stanley & Co., Ladenburg Thalman, and Burnham & Co.; founder and President of Summit Capital Group, a money management and investment banking firm.	1	None
100 Wall Street New York, NY 10005

Age 80

Interested Director

JAMES F. RITTINGER†††	Chairman, Director	Since 2/26/98	Since 1979, Partner at Satterlee Stephens Burke Burke & Burke LLP, a law firm; from 1987 through 1996, a member of the Board of Directors of Waterhouse Investor Services, Inc., a New York Stock Exchange listed company; from 1983 through 1994, served as Justice of the Village of Briarcliff Manor, New York; a member of the Association of the Bar of the State of New York.	1	None
100 Wall Street New York, NY 10005

Age 57

24	25

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

GEORGE O. MARTINEZ c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 45	President and Chief Executive Officer	Since 9/19/02	Since August 2002, Senior Vice President – Client Services of BISYS Fund Services; since June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State Street Corporation of Boston; from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting of Arthur Anderson.

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age 40	Treasurer and Chief Financial Officer	Since 3/6/03	Since January 1998, Fund Accounting Director – SEI Investments.

THOMAS REYES c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 41	Vice President and Secretary	Since 12/1/03	Since August 2003, Counsel to BISYS Fund Services, Inc.; from December 2000 to August 2003, Associate at Sutherland, Asbill & Brennan LLP; from November 1998 to November 2000, Legal Product Manager at Fidelity Investments.

RICHARD H. NEIMAN c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 53	Chief Legal Officer	Since 6/10/03	Since August 1995, Executive Vice President, General Counsel, Director and Secretary of the Investment Manager; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Group, Inc.; since July 1994, Executive Vice President and General Counsel; and since November 1995, Director and Secretary of TD Waterhouse Investor Services, Inc.

MICHELE R. TEICHNER c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 44	Vice President and Assistant Secretary	Since 11/2/99	Since August 1996, Senior Vice President - Compliance, Administration and Operations of TD Waterhouse Asset Management, Inc. and TD Waterhouse since June 1997.

THOMAS J. TEXTOR c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 46	Vice President and Assistant Treasurer	Since 1/4/99	Since November 1999, Chief Compliance Officer of TD Waterhouse; from 1997 to 1999, Chief Compliance Officer of National Investor Services Corp.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.	†††	Mr. Rittinger is considered an “interested person” of the Fund under the 1940 Act because he is a Partner of the law firm that acts as legal counsel for the Administrator and Shareholder Servicing Agent of the Fund Complex.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of April 30, 2004. This does not include directorships held by a Director in the Fund Complex.

26	27

TDW #3734 Rev. 5/04	©2004 TD Waterhouse Investor Services, Inc. Member NYSE/SIPC.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
Not applicable - only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant's board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

        (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        (e)   (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

        (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

        (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
Not applicable.

Item 6. Schedule of Investments.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss.210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10. Controls and Procedures.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-23(c) under the Act (17 CFR 270.30a-32(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

        (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Waterhouse Plus Funds, Inc.

By (Signature and Title)*	/s/ George O. Martinez
George O. Martinez, President

Date	July 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George O. Martinez
George O. Martinez, President

Date	July 1, 2004

By (Signature and Title)*	/s/ Christopher Salfi
Christopher Salfi, Treasurer

Date	July 1, 2004

* Print the name and title of each signing officer under his or her signature.